Note 20 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
20
       Cash and cash equivalents

	2018	2017

Bank balances	11,187	13,067
Cash and cash equivalents in the statement of financial position	11,187	13,067
Bank overdrafts used for cash management purposes	—	(311)
Net cash and cash equivalents at year end	11,187	12,756

The Group’s exposure to interest rate risk and a sensitivity analysis for financial assets and liabilities is disclosed in note
30.

Blanket Mine arranged an unsecured bank overdraft facility of
$4,000
of which
none
(
2017;
$311
) was utilised at
December 31, 2018.
The overdraft facility bears interest at
6.5%
per annum,
4.65%
above the base rate. The facility is repayable on demand.